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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          31 West 52nd Street, 16th Floor
          New York, NY 10019

Form 13F File Number:     028-12932
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY           May 13, 2011
---------------------       --------------       -----------------
   [Signature]              [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                61
                                                 --------

Form 13F Information Table Value Total:          $751,420
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                           Stelliam Investment Management, LP
                                               Form 13F Information Table
                                              Quarter ended March 31, 2011



COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6 COLUMN 7     COLUMN 8
                           TITLE OF                VALUE        SHRS or   SH/  PUT/  INV.    OTHR     VOTING AUTHORITY
NAME OF ISSUER             CLASS        CUSIP      (x$1000)     PRN AMT   PRN  CALL  DISC.   MNGR  SOLE  SHARED     NONE
-------------------------  -----------  ---------  ---------  ----------  ---  ----  -----   ----  ----  ------  ----------
AERCAP HOLDINGS NV         SHS          N00985106  $  8,799      700,000  SH         SOLE                           700,000
ALBEMARLE CORP             COM          012653101  $  7,023      117,500  SH         SOLE                           117,500
AMB PROPERTY CORP          COM          00163T109  $  1,799       50,000  SH   PUT   SOLE                            50,000
APACHE CORP                COM          037411105  $ 11,456       87,500  SH         SOLE                            87,500
ASML HOLDING N V           NY REG SHS   N07059186  $ 11,348      255,000  SH         SOLE                           255,000
BABCOCK & WILCOX CO NEW    COM          05615F102  $ 18,192      545,000  SH         SOLE                           545,000
CELANESE CORP DEL          COM SER A    150870103  $  6,482      146,100  SH         SOLE                           146,100
CLEARWATER PAPER CORP      COM          18538R103  $  8,954      110,000  SH         SOLE                           110,000
COMCAST CORP NEW           CL A SPL     20030N200  $ 11,494      495,000  SH         SOLE                           495,000
                           *W EXP
COMERICA INC               11/14/2018   200340115  $  4,465      352,413  SH         SOLE                           352,413
COSTCO WHSL CORP NEW       COM          22160K105  $  8,249      112,500  SH         SOLE                           112,500
D R HORTON INC             COM          23331A109  $ 12,349    1,060,000  SH         SOLE                         1,060,000
D R HORTON INC             COM          23331A109  $  8,563      735,000  SH   CALL  SOLE                           735,000
                           NOTE 2.000%
D R HORTON INC             5/15/14      23331ABB4  $  8,874    7,750,000  PRN        SOLE                         7,750,000
EOG RES INC                COM          26875P101  $  8,059       68,000  SH         SOLE                            68,000
EXXON MOBIL CORP           COM          30231G102  $ 19,560      232,500  SH         SOLE                           232,500
FRONTIER OIL CORP          COM          35914P105  $ 13,047      445,000  SH         SOLE                           445,000
GAMESTOP CORP NEW          CL A         36467W109  $ 23,984    1,065,000  SH         SOLE                         1,065,000
GAMESTOP CORP NEW          CL A         36467W109  $ 20,381      905,000  SH   CALL  SOLE                           905,000
GENERAL MTRS CO            COM          37045V100  $ 13,576      437,500  SH         SOLE                           437,500
GOLDMAN SACHS GROUP INC    COM          38141G104  $  6,978       44,000  SH         SOLE                            44,000
HCA HOLDINGS INC           COM          40412C101  $  9,907      292,500  SH         SOLE                           292,500
HORMEL FOODS CORP          COM          440452100  $  8,143      292,500  SH         SOLE                           292,500
HUNTSMAN CORP              COM          447011107  $  9,125      525,000  SH         SOLE                           525,000
INVESCO LTD                SHS          G491BT108  $  7,796      305,000  SH         SOLE                           305,000
JETBLUE AIRWAYS CORP       COM          477143101  $ 20,597    3,285,000  SH         SOLE                         3,285,000
JPMORGAN CHASE & CO        COM          46625H100  $ 20,515      445,000  SH         SOLE                           445,000
KNIGHT CAP GROUP INC       CL A COM     499005106  $  8,978      670,000  SH         SOLE                           670,000
LENNAR CORP                CL A         526057104  $  3,307      182,500  SH         SOLE                           182,500
LYONDELLBASELL
INDUSTRIES NV              SHS -A-      N53745100  $  9,492      240,000  SH         SOLE                           240,000
MACYS INC                  COM          55616P104  $ 22,319      920,000  SH         SOLE                           920,000
MAGELLAN HEALTH SVCS INC   COM NEW      559079207  $  3,264       66,500  SH         SOLE                            66,500
MCDONALDS CORP             COM          580135101  $ 11,147      146,500  SH         SOLE                           146,500
                           NOTE 1.875%
MICRON TECHNOLOGY INC      06/01/14     595112AH6  $ 12,018   11,000,000  PRN        SOLE                        11,000,000
MICRON TECHNOLOGY INC      COM          595112103  $  9,291      810,000  SH         SOLE                           810,000
MICROSOFT CORP             COM          594918104  $ 30,341    1,195,000  SH         SOLE                         1,195,000
MICROSOFT CORP             COM          594918104  $ 55,604    2,190,000  SH   CALL  SOLE                         2,190,000
NEWMONT MINING CORP        COM          651639106  $ 12,281      225,000  SH   PUT   SOLE                           225,000
NEWS CORP                  CL A         65248E104  $ 13,097      745,000  SH         SOLE                           745,000
ORACLE CORP                COM          68389X105  $ 10,030      300,000  SH         SOLE                           300,000
PFIZER INC                 COM          717081103  $ 28,942    1,425,000  SH         SOLE                         1,425,000
PFIZER INC                 COM          717081103  $  2,945      145,000  SH   CALL  SOLE                           145,000
PNC FINL SVCS GROUP INC    COM          693475105  $ 14,015      222,500  SH         SOLE                           222,500
RADVISION LTD              ORD          M81869105  $ 19,346    1,700,000  SH         SOLE                         1,700,000
SENSATA TECHNOLOGIES
HLDG BV                    SHS          N7902X106  $  8,856      255,000  SH         SOLE                           255,000
SOUTH JERSEY INDS INC      COM          838518108  $  9,235      165,000  SH         SOLE                           165,000
STERICYCLE INC             COM          858912108  $  7,759       87,500  SH   PUT   SOLE                            87,500
SUNOCO INC                 COM          86764P109  $ 15,957      350,000  SH   PUT   SOLE                           350,000
TESORO CORP                COM          881609101  $  5,366      200,000  SH   PUT   SOLE                           200,000
TEVA PHARMACEUTICAL
INDS LTD                   ADR          881624209  $ 28,722      572,500  SH         SOLE                           572,500
THQ INC                    COM NEW      872443403  $  6,156    1,350,000  SH         SOLE                         1,350,000
THQ INC                    COM NEW      872443403  $  1,003      220,000  SH   CALL  SOLE                           220,000






COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6 COLUMN 7     COLUMN 8
                           TITLE OF                VALUE        SHRS or   SH/  PUT/  INV.    OTHR     VOTING AUTHORITY
NAME OF ISSUER             CLASS        CUSIP      (x$1000)     PRN AMT   PRN  CALL  DISC.   MNGR  SOLE  SHARED     NONE
-------------------------  -----------  ---------  ---------  ----------  ---  ----  -----   ----  ----  ------  ----------
                           NOTE 5.000%
THQ INC                    8/15/14      872443AB2  $ 11,559   11,750,000  PRN        SOLE                        11,750,000
TOLL BROTHERS INC          COM          889478103  $ 12,653      640,000  SH         SOLE                           640,000
UNITED CONTL HLDGS INC     COM          910047109  $  9,196      400,000  SH         SOLE                           400,000
UNITEDHEALTH GROUP INC     COM          91324P102  $ 13,560      300,000  SH         SOLE                           300,000
U S AIRWAYS GROUP INC      COM          90341W108  $  5,008      575,000  SH         SOLE                           575,000
US BANCORP DEL             COM NEW      902973304  $ 10,043      380,000  SH         SOLE                           380,000
WERNER ENTERPRISES INC     COM          950755108  $  7,942      300,000  SH         SOLE                           300,000
WESTERN DIGITAL CORP       COM          958102105  $ 12,492      335,000  SH         SOLE                           335,000
WESTPORT INNOVATIONS INC   COM NEW      960908309  $  9,781      445,000  SH         SOLE                           445,000

Total Fair Market Value (in thousands)             $751,420

